NET REVENUES (Tables)	6 Months Ended
Jun. 30, 2018
NET REVENUES
Schedule of net revenues

	Three Months Ended June 30		Six Months Ended June 30,
	2018	2017	2018	2017
	U.S dollars in thousands		U.S dollars in thousands
Commercialization of product	1,174	411	2,792	411
Promotional services	1,176	72	2,003	72
Total Net Revenues	2,350	483	4,795	483